Balance Sheet Components - Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll and related expenses			$ 5,157		$ 2,718
Accrued professional services			1,014		64
Accrued royalty expense			313		0
Accrued travel expenses			270		68
Accrued clinical expenses			244		183
Accrued other expenses			588		76
Accrued liabilities	$ 7,658	$ 721	$ 7,586	$ 3,113	$ 3,109